SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
General And Administrative Expenses
Share-Based Payment Arrangement, Accelerated Cost	$ 487,000	$ 485,000